Subordinated liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Currency Subordinated Liabilities [Abstract]
Real	R$ 519,230	R$ 466,246	R$ 8,097,304
Total	R$ 519,230	R$ 466,246	R$ 8,097,304
Average Interest Rate (%)
Real	7.50%	9.60%	14.60%
Total	7.50%	9.60%	14.60%